Inventories - Summary of Inventories (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Jan. 31, 2018	Feb. 01, 2017
Disclosure of inventories [line items]
Total inventories	$ 946.2	$ 742.8	$ 682.1
Materials and work in progress [member]
Disclosure of inventories [line items]
Total inventories	396.6	325.9	286.0
Finished products [member]
Disclosure of inventories [line items]
Total inventories	339.5	255.0	250.9
Parts, accessories and clothing.
Disclosure of inventories [line items]
Total inventories	$ 210.1	$ 161.9	$ 145.2